Schedule of Restricted Stock Awards Granted to Employees, Executives and Board Members (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Number of Shares Unvested, beginning balance		(690,132)
Weighted Average Grant Date Fair Value Unvested, beginning balance		$ 1.05
Number of Shares Unvested, Granted	50,000
Weighted Average Grant Date Fair Value Unvested, Granted	$ 1.08
Number of Shares Unvested, Vested		568,280
Weighted Average Grant Date Fair Value Unvested, Vested		$ 0.42
Number of Shares Unvested, Forfeited	(50,000)	(121,852)
Weighted Average Grant Date Fair Value Unvested, Forfeited	$ 1.08	$ 0.42
Number of Shares Unvested, beginning balance		690,132
Number of Shares Unvested, ending balance
Weighted Average Grant Date Fair Value Unvested, ending balance